Cover	Feb. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	SkyWater Technology, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40345
Entity Tax Identification Number	37-1839853
Entity Address, Address Line One	2401 East 86th Street
Entity Address, City or Town	Bloomington
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	952
Local Phone Number	851-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SKYT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819974
Amendment Flag	false